Consolidated Statements of Stockholders’ Equity (Deficit) - USD ($) $ in Thousands	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Gain (Loss)	Accumulated Deficit	Commitment to Issue Class A Common Stock	Total
Balance at Dec. 31, 2020	$ 9	$ 6	$ 1,817,760	$ (5,974)	$ (2,391,139)		$ (579,338)
Balance (in Shares) at Dec. 31, 2020	93,099,596	64,000,588
Conversion of The9Conditional Obligation			2,863				2,863
Conversion of The9Conditional Obligation (in Shares)	423,053
Conversion of related party notes payable into Class A Common Stock (Note 9)	$ 2		294,794				294,796
Conversion of related party notes payable into Class A Common Stock (Note 9) (in Shares)	22,454,776
Conversion of notes payable into Class A Common Stock (Note 10)	$ 1		98,374				98,375
Conversion of notes payable into Class A Common Stock (Note 10) (in Shares)	7,688,153
Issuance of Class A Common Stock in the Business Combination, net of transaction costs (Note 3)	$ 3		170,111				170,114
Issuance of Class A Common Stock in the Business Combination, net of transaction costs (Note 3) (in Shares)	27,798,411
Conversion of assumed PSAC convertible and promissory notes payable into Class A Common Stock (Note 9)			790				790
Conversion of assumed PSAC convertible and promissory notes payable into Class A Common Stock (Note 9) (in Shares)	80,000
Conversion of liabilities into Class A Common Stock in the Business Combination (Note 3)	$ 3		311,795				311,798
Conversion of liabilities into Class A Common Stock in the Business Combination (Note 3) (in Shares)	22,586,392
Conversion of liabilities into the commitment to issue Class A Common Stock in the Business Combination (Note 3)			25,877				25,877
Conversion of liabilities into the commitment to issue Class A Common Stock in the Business Combination (Note 3) (in Shares)
Legacy FF Ordinary Stock exchanged in the Business Combination for a commitment to issue Class A and Class B Common Stock (Note 3)	$ (9)	$ (6)	15
Legacy FF Ordinary Stock exchanged in the Business Combination for a commitment to issue Class A and Class B Common Stock (Note 3) (in Shares)	(87,273,528)	(64,000,588)
Issuance of Class A Common Stock in the PIPE Financing, net of transaction costs (Note 3)	$ 8		692,397				692,405
Issuance of Class A Common Stock in the PIPE Financing, net of transaction costs (Note 3) (in Shares)	76,140,000
Settlement of lawsuit with issuance of vested stock options (Note 13)			8,459				8,459
Settlement of lawsuit with issuance of vested stock options (Note 13) (in Shares)
Settlement of accrued rent with issuance of vested stock options			951				951
Vesting of restricted stock award for employee bonus			18,617				18,617
Vesting of restricted stock award for employee bonus (in Shares)	1,350,970
Stock-based compensation			11,345				11,345
Exercise of stock options			10,587				10,587
Exercise of stock options (in Shares)	4,388,596
Settlement of receivables through receipt of Class A Common Stock			(105)				(105)
Settlement of receivables through receipt of Class A Common Stock (in Shares)	(43,096)
Issuance of warrants			17,596				17,596
Foreign currency translation adjustment				(971)			(971)
Net loss					(516,505)		(516,505)
Balance at Dec. 31, 2021	$ 17		3,482,226	(6,945)	(2,907,644)		567,654
Balance (in Shares) at Dec. 31, 2021	168,693,323
Reclassification of obligation to issue registered shares of Class A Common Stock upon adoption of ASU 2020-06					(20,265)	$ 32,900	(20,265)
Reclassification of deferred gain upon adoption of ASC 842					3,393		3,393
Conversion of notes payable into Class A Common Stock (Note 10)	$ 26		99,455				99,481
Conversion of notes payable into Class A Common Stock (Note 10) (in Shares)	258,910,861
Class A Common Stock to be delivered for conversion of notes payable (Note 10)			(926)				(926)
Issuance pursuant to commitment to issue registered shares			32,900			(32,900)	32,900
Issuance pursuant to commitment to issue registered shares (in Shares)	2,387,500
Stock-based compensation			17,653				17,653
Chongqing related party note payable restructuring (Note 9)			17,399				17,399
Exercise of stock options and settlement on restricted stock tax withholding			9,015				9,015
Exercise of stock options and settlement on restricted stock tax withholding (in Shares)	4,100,008
Exercise of warrants	$ 3		4,226				4,229
Exercise of warrants (in Shares)	29,102,536
Amended exercise price of ATW NPA warrants (Note 14)			1,238				1,238
Transfer of private warrants to unaffiliated parties			264				264
Repurchase and retirement of Class A Common Stock			(767)				(767)
Repurchase and retirement of Class A Common Stock (in Shares)	(96,759)
Receipt of Class A Common Stock in consideration of exercises of options			(669)				(669)
Receipt of Class A Common Stock in consideration of exercises of options (in Shares)	(311,878)
Issuance of shares pursuant to the commitment to issue Class A and Class B Common Stock	$ 9	$ 6	(15)
Issuance of shares pursuant to the commitment to issue Class A and Class B Common Stock (in Shares)	89,152,131	64,000,588
Issuance of shares for restricted stock vesting	$ 1		(1)
Issuance of shares for restricted stock vesting (in Shares)	11,408,494
Liability for insufficient authorized shares related to stock options and RSUs			(3,977)				(3,977)
Liability for insufficient authorized shares related to earnout			(2,250)				(2,250)
Foreign currency translation adjustment				10,450			10,450
Net loss					(552,069)		(552,069)
Balance at Dec. 31, 2022	$ 56	$ 6	$ 3,655,771	$ 3,505	$ (3,476,585)		$ 182,753
Balance (in Shares) at Dec. 31, 2022	563,346,216	64,000,588